UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one):				[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities LLC
					Address:		1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:	028-12206


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chief Executive Officer
Phone:			510-549-4510

Signature,				Place, 			and Date of Signing:

		KENNETH T. ROSEN	Berkeley, California		    February 10, 2010



Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 0
Form 13F Information Table Entry Total:	46
Form 13F Information Table Value Total:	456474

List of Other Included Managers: 		N/A

No. 13F File Number			Name
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FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE				VALUE	SHARES/SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         			OF CLS		CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------		--------------	-----		-------	-------	---	----	-------	-------	------	------	------
ALEXANDRIA RE			COMMON STOCKS	015271109	3253	50599	SH		Sole		50599
AMB PROPERTY CORP		COMMON STOCKS	00163T109	5894	230675	SH		Sole		230675
ANNALY CAPITAL MANAGEMENT INC	COMMON STOCKS	035710409	2938	169317	SH		Sole		169317
AVALON BAY CMNTYS INC		COMMON STOCKS	053484101	26239	319558	SH		Sole		319558
AVALON BAY CMNTYS INC		PUT OPTIONS	053484101	12317	150000	SH	PUT	Sole		150000
BOSTON PROPERTIES INC		COMMON STOCKS	101121101	20432	304632	SH		Sole		304632
BOSTON PROPERTIES INC		PUT OPTIONS	101121101	13414	200000	SH	PUT	Sole		200000
BRANDYWINE RLTY TR		COMMON STOCKS	105368203	4195	368026	SH		Sole		368026
BRE PROPERTIES INC		PREFRRED STOCKS	05564E502	1610	71821	SH		Sole		71821
BRE PROPERTIES INC CL A		COMMON STOCKS	05564E106	24932	753678	SH		Sole		753678
CALI REALTY CORP		COMMON STOCKS	554489104	6031	174454	SH		Sole		174454
CORPORATE OFFICE PROPERTIES	COMMON STOCKS	22002T108	14036	383172	SH		Sole		383172
D R HORTON INC			COMMON STOCKS	23331A109	1258	115704	SH		Sole		115704
DOUGLAS EMMETT INC		COMMON STOCKS	25960P109	18447	1294511	SH		Sole		1294511
EQUITY RESIDENTIAL PROPERTIES	COMMON STOCKS	29476L107	24711	731533	SH		Sole		731533
EQUITY RESIDENTIAL PROPERTIES	PUT OPTIONS	29476L107	11823	350000	SH	PUT	Sole		350000
ESSEX PROPERTY TRUST INC	COMMON STOCKS	297178105	11616	138859	SH		Sole		138859
FEDERAL REALTY INVT TR SBI NEW	COMMON STOCKS	313747206	15613	230545	SH		Sole		230545
HCP INC				COMMON STOCKS	40414L109	19797	648220	SH		Sole		648220
HIGHWOODS PROPERTIES INC	COMMON STOCKS	431284108	621	18625	SH		Sole		18625
HOVNANIAN ENTERPRISES INC-CL A	COMMON STOCKS	442487203	777	202323	SH		Sole		202323
ISHARES TR DJ US RE IDX		PUT OPTIONS	464287739	29646	645600	SH	PUT	Sole		645600
KB HOME				COMMON STOCKS	48666K109	1001	73165	SH		Sole		73165
KENNEDY-WILSON HLDGS INCP	COMMON STOCKS	489398107	2388	266855	SH		Sole		266855
KILROY REALTY CORP		COMMON STOCKS	49427F108	728	23744	SH		Sole		23744
LASALLE HOTEL PROPERTIES	PUT OPTIONS	517942108	7955	374700	SH	PUT	Sole		374700
LENNAR CORP			COMMON STOCKS	526057104	572	44801	SH		Sole		44801
LIBERTY PROPERTY TRUST		COMMON STOCKS	531172104	6081	189959	SH		Sole		189959
MACERICH CO			COMMON STOCKS	554382101	10374	288568	SH		Sole		288568
MACERICH CO			PUT OPTIONS	554382101	7269	202200	SH	PUT	Sole		202200
PROLOGIS TR			COMMON STOCKS	743410102	7651	558906	SH		Sole		558906
PROLOGIS TR			PUT OPTIONS	743410102	6745	492700	SH	PUT	Sole		492700
REGENCY CTRS CORP		PREFRRED STOCKS	758849509	385	16715	SH		Sole		16715
REGENCY REALTY CORP		COMMON STOCKS	758849103	10696	305079	SH		Sole		305079
RETAIL OPPORTUNITY INVESTMENTS	COMMON STOCKS	76131N101	9933	984461	SH		Sole		984461
SIMON PROPERTY GROUP INC	COMMON STOCKS	828806109	39387	493575	SH		Sole		493575
SL GREEN REALTY CORP		COMMON STOCKS	78440X101	4612	91798	SH		Sole		91798
SL GREEN REALTY CORP		PUT OPTIONS	78440X101	1005	20000	SH	PUT	Sole		20000
STARWOOD HOTELS & RESORTS	PUT OPTIONS	85590A401	7314	200000	SH	PUT	Sole		200000
Starwood Property Trust	Inc	NASDAQ OTC ISS	85571B105	1921	101700	SH		Sole		101700
TAUBMAN CENTERS INC		COMMON STOCKS	876664103	6005	167230	SH		Sole		167230
UDR INC				COMMON STOCKS	902653104	15598	948760	SH		Sole		948760
VENTAS INC			COMMON STOCKS	92276F100	515	11774	SH		Sole		11774
VORNADO REALTY TRUST		COMMON STOCKS	929042109	29313	419121	SH		Sole		419121
WEINGARTEN REALTY INVESTRORS	COMMON STOCKS	948741103	471	23808	SH		Sole		23808
WEINGARTEN REALTY INVESTRORS	PUT OPTIONS	948741103	8955	452500	SH	PUT	Sole		452500

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